Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, carrying value	$ 315,968	$ 435,011	$ 215,355	$ 253,387
Marketable equity securities, carrying value	83,562	119,602
Marketable debt securities, carrying value	45,598	30,041
Long-term debt, including current portion, carrying value	1,115,536	1,108,853
Cash and cash equivalents, fair value	315,968	435,011
Marketable securities, fair value	129,160	149,643
Long-term debt, including current portion, fair value	1,232,180	1,203,016
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	83,562	119,602
Fixed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	$ 45,598	$ 30,041